6. INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets 2015	$ 822,000		$ 822,000
Amortization of intangible assets 2016	822,000		822,000
Amortization of intangible assets 2017	822,000		822,000
Amortization of intangible assets 2018	68,500		68,500
Amortization expense	$ 205,500	$ 205,500	$ 821,500	$ 753,500